ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accrued Liabilities
NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2019, 2018 and 2017, consisted of the following:

In Thousands of US Dollars
Description	2019	2018	2017
Accounts payable	$1,629	$808	$2,017
Accrued liabilities:
Payroll related liabilities	225	216	213
Other accrued liabilities	40	50	-
Total accounts payable and accrued liabilities	$1,894	$1,074	$2,230